Schedule of deferred revenue (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non-current	$ 1,687	$ 2,220
Current	44	55
Nonrefundable customer contributions member
IfrsStatementLineItems [Line Items]
Non-current	1,687	2,220
Current	$ 44	$ 55